UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                                -----
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Expo Capital Management, LLC
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Address:    11111 Santa Monica Blvd
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            Suite 770
            ------------------------------------------
            Los Angeles, CA 90025
            ------------------------------------------

Form 13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim McCoy
          --------------------------------------------
Title:    COO & Partner
          --------------------------------------------
Phone:    (310) 201-7909
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim McCoy               Los Angeles, California               02/12/09
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                              --------------

Form 13F Information Table Entry Total:                   22
                                              --------------

Form 13F Information Table Value Total:             $100,219
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

EXPO CAPITAL MANAGEMENT, LLC                        FORM 13F INFORMATION TABLE                                    DECEMBER 31, 2008

                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ALCON INC                       COMM            H01301102  $4,281       48,000  SH            sole                48,000
BECKMAN COULTER INC             COMM            075811109  $4,174       95,000  SH            sole                95,000
BRISTOL MYERS SQUIBB CO         COMM            110122108  $4,185      180,000  SH            sole               180,000
GENENTECH INC                   COMM            368710406  $8,291      100,000  SH            sole               100,000
LABORATORY CORP AMER HLDGS      COMM            50540R409  $4,187       65,000  SH            sole                65,000
MEDTRONIC INC                   COMM            585055106  $4,242      135,000  SH            sole               135,000
OMNICARE INC                    COMM            681904108  $4,719      170,000  SH            sole               170,000
PFIZER INC                      COMM            717081103  $4,162      235,000  SH            sole               235,000
QIAGEN NV EUR 0.01              COMM            N72482107  $4,390      250,000  SH            sole               250,000
RESMED INC                      COMM            761152107  $4,385      117,000  SH            sole               117,000
SHIRE PHARMACEUTICALS GROUP ADR COMM            82481R106  $4,254       95,000  SH            sole                95,000
WYETH                           COMM            983024100  $4,126      110,000  SH            sole               110,000
AMGEN INC                       Nasdaq OTC      031162100  $4,158       72,000  SH            sole                72,000
BIOGEN IDEC INC                 Nasdaq OTC      09062X103  $4,144       87,000  SH            sole                87,000
CELGENE CORP                    Nasdaq OTC      151020104  $4,699       85,000  SH            sole                85,000
EXPRESS SCRIPTS INC-CL A        Nasdaq OTC      302182100  $4,728       86,000  SH            sole                86,000
GILEAD SCIENCES INC             Nasdaq OTC      375558103  $4,245       83,000  SH            sole                83,000
ICON PLC-SPONSORED ADR          Nasdaq OTC      45103T107  $3,564      181,000  SH            sole               181,000
ONYX PHARMACEUTICALS INC        Nasdaq OTC      683399109  $4,270      125,000  SH            sole               125,000
OSI PHARMACEUTICALS INC         Nasdaq OTC      671040103  $6,248      160,000  SH            sole               160,000
PERRIGO CO                      Nasdaq OTC      714290103  $4,362      135,000  SH            sole               135,000
VERTEX PHARMACEUTICALS INC      Nasdaq OTC      92532F100  $4,405      145,000  SH            sole               145,000